Note 15 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Minimum operating lease payments recognised as expense	$ 429,674	$ 421,316	$ 312,842